LEASE LIABILITIES - Disclosure of maturity analysis of lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 2,409	$ 3,793
Carrying value of lease liabilities	2,292	3,532	$ 4,475
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,243	1,472
Year 2 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,138	1,182
Year 3 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	19	1,112
Year 4 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	9	18
Year 5+ [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0	$ 9